UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SB CONVERTIBLE FUND

FORM N-Q

OCTOBER 31, 2004

SB CONVERTIBLE FUND

Schedule of Investments (unaudited)		October 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 9.6%

CONSUMER DISCRETIONARY - 2.3%

Media - 1.6%
70,000	Echostar Communications Corp., Class A Shares (a)	$2,213,400
15,000	NTL Inc. (a)	997,650

		3,211,050

Specialty Retail - 0.7%
45,000	Staples, Inc.	1,338,300

	TOTAL CONSUMER DISCRETIONARY	4,549,350

ENERGY - 2.9%

Energy Equipment & Services - 1.6%
40,000	Nabors Industries, Ltd. (a)	1,964,800
45,000	Rowan Cos., Inc. (a)(b)	1,148,850

		3,113,650

Oil & Gas - 1.3%
290,000	El Paso Corp.	2,592,600

	TOTAL ENERGY	5,706,250

INFORMATION TECHNOLOGY - 4.4%

Communications Equipment - 0.6%
300,000	Nortel Networks Corp. (a)	1,017,000

Electronic Equipment & Instruments - 1.9%
431,300	DDI Corp. (a)	1,699,322
390,000	Solectron Corp. (a)(b)	2,035,800

		3,735,122

IT Consulting & Services - 1.9%
70,000	Affiliated Computer Services, Inc., Class A Shares (a)(b)	3,818,500

	TOTAL INFORMATION TECHNOLOGY	8,570,622

	TOTAL COMMON STOCK (Cost - $19,601,689)	18,826,222

CONVERTIBLE PREFERRED STOCK - 21.0%
CONSUMER DISCRETIONARY - 1.4%
Specialty Retail - 1.4%
60,000	Boise Cascade Corp., 7.500% due 12/16/04 (c)	2,814,000

ENERGY - 0.1%

Oil & Gas - 0.1%

5,500	El Paso Energy Capital Trust I, 4.750% due 3/31/28 (b)	186,450

FINANCIALS - 13.4%

Banks - 6.5%
70,000	Commerce Capital Trust II, 5.950% due 3/11/32	4,383,750
55,000	Sovereign Capital IV, 4.375% due 3/1/34	2,619,375
15,000	State Street Corp., 6.750% due 2/15/06	3,110,250
50,000	Washington Mutual, Inc., 5.375% due 5/3/41	2,675,000

		12,788,375

Diversified Financials - 2.1%
80,000	Capital One Financial Corp., 6.250% due 5/17/05	4,215,200

Insurance - 1.7%
100,000	Phoenix Cos., Inc., 7.000% due 11/13/05 (d)	3,262,500

Real Estate Investment Trust - 3.1%
70,000	Host Marriott Finance Trust, 6.750% due 12/2/26	3,780,000
42,900	Simon Property Group Inc., 6.000% due 12/31/49 (b)	2,332,473

		6,112,473

	TOTAL FINANCIALS	26,378,548

See Notes to Schedule of Investments.

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004
SHARES		SECURITY	VALUE
INDUSTRIALS - 1.0%

Environmental Services - 1.0%
40,000		Allied Waste Industry, Inc., 6.250% due 4/1/06	$1,927,600

MATERIALS - 1.7%

Containers & Packaging - 1.7%
65,000		Temple-Inland, Inc., 7.500% due 5/17/05	3,389,750

UTILITIES - 3.4%

Electric Utilities - 1.6%
90,000		CenterPoint Energy, Inc. 2.000% due 9/15/29 (e)	3,077,640

Gas Utilities - 1.2%
35,000		Southern Union Co., 5.750% due 8/16/06 (b)	2,353,750

Multi-Utilities - 0.6%
44,000		Sempra Energy, 8.500% due 5/17/05	1,255,320

		TOTAL UTILITIES	6,686,710

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $39,396,931)	41,383,058

FACE AMOUNT	RATING (f)
CONVERTIBLE BONDS - 68.2%

CONSUMER DISCRETIONARY - 11.7%

Homebuilding - 1.0%
$1,500,000	NR	Fleetwood Enterprises, Inc., Sr. Sub. Notes, 5.000% due 12/15/23 (g)	2,075,625

Hotel, Restaurants & Leisure - 1.1%
4,500,000	BBB-	CBRL Group, Inc., zero coupon due 4/3/32	2,165,625

Media - 5.3%
2,000,000	CCC-	Charter Communications, Inc., Sr. Notes, 4.750% due 6/1/06	1,810,000
1,000,000	BB+	Interpublic Group Cos. Inc., 4.500% due 3/15/23	1,265,000
		News America, Inc., Liquid Yield Option Notes:
2,000,000	BBB-	Zero coupon due 2/28/21	1,165,000
2,000,000	BBB-	Zero coupon due 2/28/21 (g)	1,165,000
		Omnicom Group, Inc.:
3,750,000	A-	Zero coupon due 6/15/33	3,731,250
1,250,000	A-	Zero coupon due 6/15/33 (g)	1,243,750

			10,380,000

Retail - 4.3%
2,500,000	BB+	Best Buy Co., Inc., Sub. Debentures, 2.250% due 1/15/22	2,753,125
580,000	A-	Costco Wholesale Corp., Sub. Notes, zero coupon due 8/19/17	632,925
2,000,000	NR	The Men’s Wearhouse, Inc., Sr. Notes, 3.125% due 10/15/23 (g)	2,037,500
3,000,000	NR	Reebok International Ltd., 2.000% due 5/1/24 (g)	3,071,250

			8,494,800

		TOTAL CONSUMER DISCRETIONARY	23,116,050

ENERGY - 2.5%
Energy Equipment & Services - 1.5%
2,500,000	BB-	Pride International, Inc., Sr. Notes, 2.500% due 3/1/07	2,978,125

Oil and Gas - 1.0%
1,250,000	BBB-	Evergreen Resources, Inc., Sr. Notes, 4.750% due 12/15/21	1,995,313

		TOTAL ENERGY	4,973,438

FINANCIALS - 6.5%

Diversified Financials - 4.6%
3,250,000	A	Countrywide Financial Corp., Inc., Sr. Notes, zero coupon due 2/8/31	5,053,750
4,000,000	Aa3*	Merrill Lynch & Co., Inc., Sr. Notes, zero coupon due 3/13/32 (h)	4,027,480

			9,081,230

See Notes to Schedule of Investments.

SB CONVERTIBLE FUND
Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
Insurance - 1.9%
		The PMI Group, Inc., Debentures:
$2,000,000	A	2.500% due 7/15/21 (b)	$2,185,000
1,500,000	A	2.500% due 7/15/21 (g)	1,638,750

			3,823,750

		TOTAL FINANCIALS	12,904,980

HEALTHCARE - 22.0%

Biotechnology - 9.5%
8,000,000	A+	Amgen, Inc., Sr. Notes, zero coupon due 3/1/32	5,940,000
3,500,000	NR	BioMarin Pharmaceutical Inc., Sub. Notes, 3.500% due 6/15/08 (g)	2,926,875
4,000,000	NR	InterMune Inc., Sub. Notes, 0.250% due 3/1/11 (g)	3,250,000
		NPS Pharmaceuticals, Inc., Sr. Notes:
1,000,000	B-	3.000% due 6/15/08	893,750
1,500,000	B-	3.000% due 6/15/08 (g)	1,340,625
1,500,000	NR	OSI Pharmaceuticals, Inc., 3.250% due 9/8/23	2,338,125
2,000,000	NR	Transkaryotic Therapies Inc., 1.250% due 5/15/11	2,197,500

			18,886,875

Healthcare Equipment & Supplies - 4.2%
2,500,000	B	Advanced Medical Optics, Inc., 2.500% due 7/15/24 (g)	2,659,375
2,000,000	NR	Cytyc Corp., 2.250% due 3/15/24	2,352,500
3,000,000	BB+	Fisher Scientific International Inc., 3.250% due 3/1/24	3,251,250

			8,263,125

Healthcare Providers & Services - 4.3%
1,750,000	BB+	Apria Healthcare Group Inc., 3.375% due 9/1/33	1,870,313
		Health Management Associates, Inc., Sr. Sub. Notes:
1,250,000	BBB+	1.500% due 8/1/23	1,298,437
750,000	BBB+	1.500% due 8/1/23 (g)	779,062
1,500,000	BB+	Pacificare Health Systems, Inc., 3.000% due 10/15/32	2,733,750
3,250,000	BBB	Universal Health Services, Inc., Debentures, 0.426% due 6/23/20	1,864,688

			8,546,250

Pharmaceuticals - 4.0%
2,000,000	NR	Inhale Therapeutics Systems, Inc., 3.500% due 10/17/07	1,895,000
1,030,000	CCC+	Sepracor Inc., zero coupon due 12/15/10 (g)	1,713,662
4,250,000	BBB	Teva Pharmaceutical Finance N.V., Debentures, Series B, 0.250% due 2/1/24	4,122,500

			7,731,162

		TOTAL HEALTHCARE	43,427,412

INDUSTRIALS - 12.2%

Aerospace & Defense - 1.1%
2,275,000	B+	Armor Holdings Inc., Sub. Notes, 2.000% due 11/1/24	2,255,094

Electrical Equipment & Instruments - 3.8%
2,250,000	BB-	Flextronics International Ltd., Notes, 1.000% due 8/1/10 (g)	2,421,563
2,250,000	B+	Solectron Corp., 0.500% due 2/15/34 (g)	1,926,562
6,500,000	BB-	Roper Industries, Inc., step bond, (1.481% until 1/15/09, zero coupon thereafter), due 1/15/34	3,128,125

			7,476,250

Environmental Services - 3.8%
2,750,000	B+	Allied Waste Industry, Inc., 4.250% due 4/15/34	2,358,125
4,500,000	BB-	Waste Connections, Inc., Sub. Note, 2.660% due 5/1/22 (h)	5,110,650

			7,468,775

Industrial Conglomerates - 0.9%
		Tyco International Group S.A., Sr. Debentures:
250,000	BBB	2.750% due 1/15/18	354,063
1,000,000	BBB	2.750% due 1/15/18 (g)	1,416,250

			1,770,313

See Notes to Schedule of Investments.

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
Machinery - 2.6%
$2,500,000	BB-	Navistar Financial Corp., Sub. Note, 2.500% due 12/15/07	$3,059,375
2,000,000	NR	Titan International Inc., 5.250% due 7/26/09 (g)	2,080,000

			5,139,375

		TOTAL INDUSTRIALS	24,109,807

INFORMATION TECHNOLOGY - 11.0%

Communications Equipment - 0.5%
1,000,000	B-	Nortel Networks Corp., Sr. Notes, 4.250% due 9/1/08	966,250

Computer & Peripherals - 1.5%
		Electronics for Imaging, Inc., Sr. Notes:
250,000	NR	1.500% due 6/1/23	249,063
1,500,000	NR	1.500% due 6/1/23 (g)	1,494,375
1,000,000	CCC+	Silicon Graphics, Inc., Sr. Notes, 6.500% due 6/1/09	1,118,750

			2,862,188

IT Consulting & Services - 0.9%
1,500,000	NR	DST Systems, Inc., 4.125% due 8/15/23	1,815,000

Semiconductor Equipment & Products - 0.9%
1,750,000	B	Agere Systems Inc., Sub. Notes, 6.500% due 12/15/09	1,804,687

Software - 4.1%
2,000,000	NR	i2 Technologies, Inc., Sub. Notes, 5.250% due 12/15/06	1,872,500
		Mentor Graphics Corp., Sub. Notes:
750,000	NR	3.350% due 8/6/23	710,265
2,500,000	NR	3.350% due 8/6/23 (g)	2,367,550
3,250,000	NR	Novell Inc., 0.500% due 7/15/24 (g)	3,172,812

			8,123,127

Telecommunications Equipment - 3.1%
5,000,000	NR	ADC Telecommunications, Inc., Sub. Notes, 2.235% due 6/15/13 (h)	4,768,750
1,000,000	NR	Tekelec, Inc., Sr. Sub. Notes, 2.250% due 6/15/08 (g)	1,311,250

			6,080,000

		TOTAL INFORMATION TECHNOLOGY	21,651,252

TELECOMMUNICATION SERVICES - 0.8%

Wireless Telecommunication Services - 0.8%
1,000,000	B-	Nextel Partners Inc., 1.500% due 11/15/08	1,477,500

UTILITIES - 1.5%

Multi-Utilities - 1.5%
1,500,000	CCC+	Calpine Corp., 4.750% due 11/15/23 (g)	901,875
1,750,000	B+	CMS Energy Corp., 3.375% due 07/15/23 (g)	1,968,750

		TOTAL UTILITIES	2,870,625

		TOTAL CONVERTIBLE BONDS (Cost - $130,161,564)	134,531,064

CORPORATE BONDS - 0.1%

ENERGY - 0.1%

Energy Equipment & Services - 0.1%
2,750,000	NR	Friede Goldman Halter, Inc., Sub. Notes, 4.500% due 12/15/04 (i)	240,625

		TOTAL CORPORATE BONDS (Cost - $1,914,950)	240,625

See Notes to Schedule of Investments.

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (f)	SECURITY	VALUE
REPURCHASE AGREEMENT - 1.1%
$2,210,000		UBS Securities LLC, dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $2,210,339 (Fully collateralized by U.S. Government Agencies and The International Bank for Reconstruction and Development Debentures, 1.300% to 8.875% due 12/7/04 to 8/6/38; Market value - $2,254,200) (Cost - $2,210,000)	$2,210,000

		TOTAL INVESTMENTS - 100.0% (Cost - $193,285,134**)	197,190,969
		Other Assets in Excess of Liabilities - 0.0%	9,391

		TOTAL NET ASSETS - 100.0%	$197,200,360

LOANED SECURITIES COLLATERAL
$12,722,300		State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $12,722,300)	$12,722,300

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Name changed to OfficeMax Inc. effective November 1, 2004.
(d)	This preferred stock is convertible into the common stock of Hilb, Rogal & Hobbs.
(e)	This preferred stock is convertible into the common stock of Time Warner.
(f)	All ratings are by Standard & Poor’s Rating Service, except those identified by an asterisk (*) are rated by Moody’s Investors Service.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

This security has been deemed liquid pursuant to guidelines established by the Board of Trustees.

(h)	Interest rate shown reflects current rate on instrument with variable rates.
(i)	Security is currently in default.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 6 and 7 for definitions of ratings.

Summary of Investments by Investment Type***

Convertible Bonds	68.2%
Convertible Preferred Stock	21.0
Common Stock	9.6
Repurchase Agreement	1.1
Corporate Bonds	0.1

100.0%

***	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Convertible Fund (‘Fund’), a separate investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities Lending. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

Notes to the Schedule of Investments (unaudited) (continued)

(d) Investment Transactions. Security transactions are accounted for on trade date.

2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,192,112
Gross unrealized depreciation	(10,286,277)
Net unrealized appreciation	$3,905,835

At October 31, 2004, the Fund loaned securities having a market value of $12,407,137. The Fund received cash collateral amounting to $12,722,300, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	December 28, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date	December 28, 2004